Related party transactions (Tables)	12 Months Ended
Sep. 30, 2025
Related party transactions
Schedule of key management personnel compensation

	Year ended	Year ended	Year ended
	September 30,	September 30,	September 30,
	2025	2024	2023
Wages and benefits	$1,984,172	$907,288	$505,026
Consulting fees	540,000	397,500	628,264
Directors compensation	250,000	228,387	130,000
Share-based compensation	74,394	126,314	167,027
Total	$2,848,566	$1,659,489	$1,430,317